Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2016	Dec. 31, 2015
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.47%	0.87%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.53%	0.87%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.43%	0.75%
Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.51%	0.81%